UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                             FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Third Point Management Company, LLC
Address:       12 East 49th Street
                     28th Floor
                     New York, NY 10017

13F File Number:     28-6970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Daniel S. Loeb
Title:          Managing Member
Phone:        212-224-7400
Signature, Place, and Date of Signing:

        Daniel S. Loeb       New York, New York            October 29, 2001


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total		371

Form 13F Information Table Value Total:       $145,954,828


Issuer                Class      Cusip #        Value   Shares  Discretion Voting
                                                             (x$1000)

Acrodyne           Common    00500E104       25      70,000   Sole  Sole
Advanta Corp.   Common    007942204   3,580    400,000  Sole  Sole
AES Corp          Common    00130H105  2,564    200,000   Sole Sole
AmbassadorsInter Common  023178106  1,378   83,000    Sole Sole
AmrcnCommProp Common 02520N106     734    144,000  Sole  Sole
American Phys    Common   028884104    6,421   309,300  Sole Sole
Aon                    Common     037389103   2,100     50,000   Sole Sole
Beacon Cap Prtns Common  24607ZUS6  1,256     170,000  Sole  Sole
Bindview Dvlp Corp Common 090327107  2,241  2,490,300 Sole Sole
Bonneville       Common      098904204           0    174,000   Sole  Sole
Catalytica        Common      148885106      774      101,132   Sole  Sole
Centurytel      Common      156700106         838      25,000   Sole Sole
Chmpionshp Auto  Common 158711101  1,390    100,000  Sole Sole
Chemfirst        Common      16361A106   3,570    176,900  Sole  Sole
Chronimed Inc Common     227911104      357    116,892  Sole  Sole
Cobalt             Common      19074Q103   2,816    850,758  Sole  Sole
Cooper Ind     Common      216669101     9,745   235,000   Sole Sole
Cray Inc         Common      225223106         510   252,600  Sole Sole
Criimi Mae     Common	226603504      2,117  5,428,000  Sole Sole
Directrix         Common      25459A100        136     54,312  Sole Sole
Endo Pharmaceut  Common 29264F205   2,408    221,900   Sole Sole
Fairchild Corp  Common     030368104    1,284      80,000   Sole Sole
FBR Asset Invstmnt Common 30241E303 1,155    50,000 Sole Sole
Firstcity Lquid Tr Common 33762E108      374     27,200   Sole Sole
First Comm Bnk   Common  31983B101     624    28,745   Sole Sole
Gentiva Health  Common    37247A102   5,555  308,810  Sole Sole
GladstoneCap    Common    037653510      401     25,000  Sole Sole
GPU Inc            Common   36225X100  21,758   539,100  Sole Sole
Guess? Inc         Common    401617105   1,276    197,900   Sole Sole
Honeywell Int   Common    438516106     2,640   100,000   Sole Sole
Hughes Elec Corp Common   370442832     6,665  500,000  Sole Sole
Immulogic        Common      45252R100         37    525,000   Sole Sole
Insignia Fin      Common      45767A105  11,705   1,114,800 Sole Sole
LincolnNatCorp   Common  534187109      2,332    50,000 Sole Sole
Local Finl. Corp    Common   539553107  8,159  630,000  Sole Sole
Navigant Intl   Common        63935R108   1,183  154,650  Sole Sole
Nextwave Telecom  Common 65332M103  7,069 725,000 Sole Sole
NewCenturyFin   Common    64352D101    1,844    191,707 Sole Sole
Pinnacle Entrtnmnt  Common  723456109     662    111,300  Sole Sole
Pheonix Co    Common           71902E109     499       34,500  Sole Sole
Powerwave Tech  Common   739363109      594        50,000  Sole Sole
Price Comm         Common   741437305      509       30,000  Sole Sole
Preview Systems  Common   741379101         7        75,000  Sole Sole
Seagate Tech  Common       811804103           0      470,600  Sole Sole
Siliconix        Common        827079203      1.889     91,000  Sole Sole
Softquad Software  Common  83402G104      43      47,795  Sole Sole
Spectrian Corp  Common     847608106     1,248   126,400  Sole Sole
Stage Stores  Common        85254C107      5,221   702,047  Sole Sole
Trizec Hahn     Common     896938107    12,895   716,000  Sole Sole
Ventas Inc.      REIT           92276F100        790     72,800  Sole Sole
Ventiv Health  Common      922793104        370    90,000  Sole  Sole
Worldcom Inc MCI  Tracking 98157D106   989      65,000  Sole Sole
Western Resources Common 959425109    1,220     73,700  Sole Sole

                      Total:    $ 145,954,828

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